Related Party Transactions - Schedule of Related Party Costs and Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Total	$ 986	$ 4,166	$ 2,081	$ 8,272
KNOT [Member] | Charter Revenues [Member]
Related Party Transaction [Line Items]
Time charter and bareboat revenues		5,236		10,414
KNOT [Member] | Guarantee Income [Member]
Related Party Transaction [Line Items]
Other income	192		381
KNOT [Member] | Technical and Operational Management Fee [Member]
Related Party Transaction [Line Items]
Operating expenses	733	579	1,465	1,163
KNOT [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	259	208	633	394
KNOT [Member] | Administration and Management Fee [Member]
Related Party Transaction [Line Items]
Administration fee	51	37	102	72
KNOT [Member] | Interest Expenses [Member]
Related Party Transaction [Line Items]
Interest expense charged from KNOT		(123)		(268)
KOAS [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	100	86	191	170
KOAS UK [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	$ 35	$ 37	$ 71	$ 74